Schedule of Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Equipment and machinery	$ 5,318,472	$ 5,469,683
Factory and Building	6,991,743	5,455,619
Furniture and office equipment	4,140	4,257
Auto vehicles	22,991	23,645
Leasehold improvement	156,490	118,673
Minus: Accumulated depreciation and amortization	(2,630,922)	(2,010,404)
Property plant and equipment, net	$ 9,862,914	$ 9,061,473